Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year(1)	Summary Compensation Table Total for our Principal Executive Officer (PEO) ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment based on Total Shareholder Return		Lyft GAAP Net Loss ($000s)(5)	Company Selected Measure: Stock Price(6)
					Lyft(4)	S&P 500 IT Index(4)
2022	13,316,696	(175,368)	9,899,672	435,982	$25.79	$71.09	(1,584,511)	$11.02
2021	13,909,482	10,301,180	9,911,885	6,656,512	$86.97	$133.35	(1,062,144)	$42.73
2020	1,018,107	271,707	5,785,118	7,594,625	$114.20	$142.21	(1,752,857)	$49.13

Company Selected Measure Name	Stock price
Named Executive Officers, Footnote [Text Block]	Our PEO for fiscal 2020-2022 is Mr. Green; Non-PEO NEOs included in the above table reflect the following:

Fiscal Year	#1	#2	#3	#4	#5
2022	John Zimmer	Elaine Paul	Ashwin Raj	Kristin Sverchek	–
2021	John Zimmer	Kristin Sverchek	Ashwin Raj	Brian Roberts	–
2020	John Zimmer	Brian Roberts	Kristin Sverchek	Eisar Lipkovitz	Ran Makavy

Peer Group Issuers, Footnote [Text Block]	Total shareholder return (“TSR”) is calculated by assuming that a $100 investment was made on the last trading day prior to the first day of the earliest listed fiscal year and reinvesting all dividends until the last day of each listed fiscal year. The peer group used is the S&P 500 Information Technology (IT) index, as used in our performance graph in our Annual Report on Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 13,316,696	$ 13,909,482	$ 1,018,107
PEO Actually Paid Compensation Amount	$ (175,368)	10,301,180	271,707
Adjustment To PEO Compensation, Footnote [Text Block]
Fiscal 2020 - 2022 CAP to PEO (Mr. Green) and the average CAP to non-PEO NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	Fiscal 2022		Fiscal 2021		Fiscal 2020
	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average
Total Reported in Summary Compensation Table (SCT)	$13,316,696	$9,899,672	$13,909,482	$9,911,885	$1,018,107	$5,785,118
Less, Value of Stock Awards Reported in SCT	12,842,695	8,817,427	13,400,182	9,187,225	—	4,957,827
Plus, Year-End Fair Value of Equity Awards Granted in Fiscal Year that are Unvested and Outstanding	2,695,761	2,038,263	6,824,229	4,308,474	—	6,734,865
Plus, Change in Fair Value of Prior Year Equity Awards that are Outstanding and Unvested at Fiscal Year-End	(3,341,310)	(2,191,612)	—	(280,214)	1,425,158	814,186
Plus, Fair Value as of Vesting Date of Equity Awards Granted in Fiscal Year and that Vested in Fiscal Year	1,269,644	696,477	2,237,578	1,598,029	—	451,684
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Equity Awards that Vested in Fiscal Year	(1,273,464)	(1,189,391)	730,073	305,563	(2,171,558)	(1,233,401)
Total Adjustments	(13,492,064)	(9,463,690)	(3,608,302)	(3,255,373)	(746,400)	1,809,507
Compensation Actually Paid for Fiscal Year	$(175,368)	$435,982	$10,301,180	$6,656,512	$271,707	$7,594,625

Non-PEO NEO Average Total Compensation Amount	$ 9,899,672	9,911,885	5,785,118
Non-PEO NEO Average Compensation Actually Paid Amount	$ 435,982	6,656,512	7,594,625
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Fiscal 2020 - 2022 CAP to PEO (Mr. Green) and the average CAP to non-PEO NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	Fiscal 2022		Fiscal 2021		Fiscal 2020
	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average
Total Reported in Summary Compensation Table (SCT)	$13,316,696	$9,899,672	$13,909,482	$9,911,885	$1,018,107	$5,785,118
Less, Value of Stock Awards Reported in SCT	12,842,695	8,817,427	13,400,182	9,187,225	—	4,957,827
Plus, Year-End Fair Value of Equity Awards Granted in Fiscal Year that are Unvested and Outstanding	2,695,761	2,038,263	6,824,229	4,308,474	—	6,734,865
Plus, Change in Fair Value of Prior Year Equity Awards that are Outstanding and Unvested at Fiscal Year-End	(3,341,310)	(2,191,612)	—	(280,214)	1,425,158	814,186
Plus, Fair Value as of Vesting Date of Equity Awards Granted in Fiscal Year and that Vested in Fiscal Year	1,269,644	696,477	2,237,578	1,598,029	—	451,684
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Equity Awards that Vested in Fiscal Year	(1,273,464)	(1,189,391)	730,073	305,563	(2,171,558)	(1,233,401)
Total Adjustments	(13,492,064)	(9,463,690)	(3,608,302)	(3,255,373)	(746,400)	1,809,507
Compensation Actually Paid for Fiscal Year	$(175,368)	$435,982	$10,301,180	$6,656,512	$271,707	$7,594,625

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following graph illustrates the relationship between (x) CAP to our PEO and average CAP to our non-PEO NEOs and (y) TSR for both the Company and the S&P 500 IT Index on a cumulative basis assuming investment of $100 on the last trading day prior to the first day of the earliest fiscal year reported below.
Compensation Actually Paid vs. Net Income [Text Block]	The following graph illustrates the relationship between (x) CAP to our PEO and average CAP to our non-PEO NEOs and (y) Company Net Loss.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graph illustrates the relationship between (x) CAP to our PEO and average CAP to our non-PEO NEOs and (y) the year-end value of the Company’s stock.
Total Shareholder Return Amount	$ 25.79	86.97	114.20
Peer Group Total Shareholder Return Amount	71.09	133.35	142.21
Net Income (Loss)	$ (1,584,511)	$ (1,062,144)	$ (1,752,857)
Company Selected Measure Amount	11.02	42.73	49.13
PEO Name	Mr. Green
Additional 402(v) Disclosure [Text Block]	(2) These figures represent the total compensation paid to our PEO and the average of the total compensation paid to our non-PEO NEOs in each listed fiscal year, respectively, as shown in our Summary Compensation Table for such listed fiscal year.Compensation Actually Paid (“CAP”) does not mean that these amounts were actually paid in the listed fiscal year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation reported in the Summary Compensation Table under the methodology prescribed under the SEC's rules (Item 402(v) of Regulation S-K) as shown in the adjustment table below. The assumptions used for determining fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.The dollar amounts reported are the Company's GAAP Net Loss reflected in the Company’s audited financial statements.Stock price is the most important financial performance measure used by the Company in 2022 to link compensation of our NEOs to Company performance. The prices in the table are the closing price of the Company’s Class A common stock as reported on the last trading day of the fiscal year. See the section above titled “2022 Executive Compensation—2022 Founder Equity” within “Compensation Discussion and Analysis” for a discussion of the stock price goals applicable to the PSU portion of the 2022 Founder Awards.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,492,064)	$ (3,608,302)	$ (746,400)
PEO [Member] | Less Value Of Stock Awards Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,842,695	13,400,182	0
PEO [Member] | Plus Year-End Fair Value Of Equity Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,695,761	6,824,229	0
PEO [Member] | Plus Change In Fair Value Of Prior Year Equity Awards That Are Outstanding And Unvested At Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,341,310)	0	1,425,158
PEO [Member] | Plus Fair Value As Of Vesting Date Of Equity Awards Granted In Fiscal Year And That Vested In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,269,644	2,237,578	0
PEO [Member] | Plus Change In Fair Value From Prior Year-End Of Prior Year Equity Awards That Vested In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,273,464)	730,073	(2,171,558)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,463,690)	(3,255,373)	1,809,507
Non-PEO NEO [Member] | Less Value Of Stock Awards Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,817,427	9,187,225	4,957,827
Non-PEO NEO [Member] | Plus Year-End Fair Value Of Equity Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,038,263	4,308,474	6,734,865
Non-PEO NEO [Member] | Plus Change In Fair Value Of Prior Year Equity Awards That Are Outstanding And Unvested At Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,191,612)	(280,214)	814,186
Non-PEO NEO [Member] | Plus Fair Value As Of Vesting Date Of Equity Awards Granted In Fiscal Year And That Vested In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	696,477	1,598,029	451,684
Non-PEO NEO [Member] | Plus Change In Fair Value From Prior Year-End Of Prior Year Equity Awards That Vested In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,189,391)	$ 305,563	$ (1,233,401)